CAPITAL STOCK	12 Months Ended
Dec. 31, 2019
CAPITAL STOCK.
CAPITAL STOCK

22. CAPITAL STOCK

The details of capital stock are as follows:

	2018
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,944,921,880	4.99	247
Commissioners (Note 1b):
Hendri Saparini	654,505	0	0
Rinaldi Firmansyah	454,113	0	0
Directors (Note 1b):
Alex Janangkih Sinaga	1,683,359	0	0
Dian Rachmawan	1,575,562	0	0
Abdus Somad Arief	1,515,022	0	0
Herdy Rosadi Harman	1,514,720	0	0
Harry Mozarta Zein	689,492	0	0
David Bangun	1,000	0	0
Siti Choiriana	540	0	0
Public (individually less than 5%)	42,506,852,847	42.92	2,126
Total	99,062,216,600	100.00	4,953

	2019
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,601,837,380	4.65	230
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Harry Mozarta Zen	474,692	0	0
Faizal Rochmad Djoemadi	126,800	0	0
Bogi Witjaksono	55,000	0	0
Edi Witjara	32,500	0	0
Siti Choirina	540	0	0
Public (individually less than 5%)	42,856,179,173	43.26	2,143
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.

The Company issued only 1 Series A Dwiwarna share which is held by the Government and can not be transferred to any party, and has a veto in the General Meeting of Stockholders of the Company with respect to election and removal from the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 54 dated April 27, 2018 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2017 amounting to Rp13,287 billion (Rp134.13 per share) and Rp3,322 billion (Rp33.53 per share), respectively. The Company paid cash dividend and special cash dividend on May 31, 2018.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 133 dated May 24, 2019 of Ashoya Ratam, S.H., M.Kn., the Company's stockholders approved the distribution of cash dividend and special cash dividend for 2018 amounting to Rp10,819 billion (Rp109.2 per share) and Rp5,410 billion (Rp54.61 per share), respectively. The Company paid cash dividend and special cash dividend on June 27, 2019.